Consolidated Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–51.37%
Advertising–0.16%
Interpublic Group of Cos., Inc. (The)	15,616	$552,182
Omnicom Group, Inc.	3,682	268,123
Pacific Drilling S.A.	1,362	4,018
		824,323
Aerospace & Defense–0.11%
Raytheon Technologies Corp.	6,844	595,086
Agricultural & Farm Machinery–0.33%
AGCO Corp.	2,787	368,190
Deere & Co.	3,813	1,378,743
		1,746,933
Air Freight & Logistics–0.70%
C.H. Robinson Worldwide, Inc.	7,087	631,948
Expeditors International of Washington, Inc.	12,123	1,554,775
FedEx Corp.	1,955	547,302
United Parcel Service, Inc., Class B	4,937	944,744
		3,678,769
Airlines–0.11%
Alaska Air Group, Inc.(b)	2,500	145,075
Southwest Airlines Co.(b)	8,506	429,723
		574,798
Alternative Carriers–0.13%
Liberty Global PLC, Class C (United Kingdom)(b)	16,034	430,673
Lumen Technologies, Inc.	21,607	269,440
		700,113
Apparel Retail–0.06%
Bath & Body Works, Inc.	3,910	313,074
Apparel, Accessories & Luxury Goods–0.00%
Sunrise Oil & Gas, Inc.(c)	4,631	13,893
Application Software–1.58%
Adobe, Inc.(b)	4,751	2,953,364
Black Knight, Inc.(b)	4,680	387,551
Blackbaud, Inc.	4,693	334,752
Cadence Design Systems, Inc.(b)	4,204	620,721
Citrix Systems, Inc.	6,110	615,582
Fair Isaac Corp.(b)	300	157,173
Fusion Connect, Inc.(c)	1	1
Fusion Connect, Inc., Wts., expiring 12/31/2021(c)	6,073	8,654
Intuit, Inc.	1,174	622,185
salesforce.com, inc.(b)	3,569	863,448
SS&C Technologies Holdings, Inc.	2,300	180,297
Synopsys, Inc.(b)	1,662	478,639
Tyler Technologies, Inc.(b)	2,151	1,059,669
		8,282,036
Shares		Value
Asset Management & Custody Banks–0.21%
Ameriprise Financial, Inc.	1,368	$352,342
BlackRock, Inc.	293	254,081
T. Rowe Price Group, Inc.	2,346	478,959
		1,085,382
Auto Parts & Equipment–0.06%
Gentex Corp.	9,875	336,046
Automobile Manufacturers–0.60%
Ford Motor Co.(b)	47,711	665,569
General Motors Co.(b)	9,875	561,295
Tesla, Inc.(b)	2,816	1,935,155
		3,162,019
Automotive Retail–0.07%
AutoNation, Inc.(b)	3,031	367,751
Biotechnology–2.67%
AbbVie, Inc.	7,919	920,980
Amgen, Inc.	6,819	1,647,061
Biogen, Inc.(b)	4,028	1,316,068
BioMarin Pharmaceutical, Inc.(b)	8,799	675,147
Blueprint Medicines Corp.(b)	8,017	704,454
Gilead Sciences, Inc.	36,922	2,521,403
Ionis Pharmaceuticals, Inc.(b)	10,324	383,433
Ligand Pharmaceuticals, Inc.(b)	3,458	392,518
Moderna, Inc.(b)	1,011	357,490
Regeneron Pharmaceuticals, Inc.(b)	3,481	2,000,217
Seagen, Inc.(b)	1,894	290,521
United Therapeutics Corp.(b)	7,382	1,343,007
Vertex Pharmaceuticals, Inc.(b)	7,039	1,418,922
		13,971,221
Broadcasting–0.06%
Fox Corp., Class A	8,115	289,381
Building Products–0.46%
Carrier Global Corp.	6,648	367,302
Johnson Controls International PLC	8,897	635,424
Lennox International, Inc.	959	315,923
Masco Corp.	4,986	297,714
Owens Corning	3,715	357,235
Trane Technologies PLC	2,102	427,988
		2,401,586
Cable & Satellite–0.84%
Altice USA, Inc., Class A(b)	9,777	300,447
Charter Communications, Inc., Class A(b)	1,973	1,468,011
Comcast Corp., Class A	40,379	2,375,496
Sirius XM Holdings, Inc.	43,470	281,251
		4,425,205
Casinos & Gaming–0.05%
Boyd Gaming Corp.	4,298	244,986
Coal & Consumable Fuels–0.02%
ACNR Holdings, Inc.	3,672	91,800

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Commodity Chemicals–0.17%
Dow, Inc.	14,274	$887,272
Communications Equipment–0.65%
Cisco Systems, Inc.	53,088	2,939,482
Ubiquiti, Inc.	1,417	443,663
		3,383,145
Construction & Engineering–0.19%
EMCOR Group, Inc.	4,817	586,759
Quanta Services, Inc.	4,399	399,869
		986,628
Construction Machinery & Heavy Trucks–0.15%
Caterpillar, Inc.	2,444	505,297
Cummins, Inc.	1,223	283,858
		789,155
Consumer Finance–0.56%
Ally Financial, Inc.	16,816	863,670
Capital One Financial Corp.	4,845	783,436
Discover Financial Services	3,520	437,606
LendingTree, Inc.(b)	750	146,415
SLM Corp.	13,223	248,989
Synchrony Financial	9,875	464,323
		2,944,439
Copper–0.09%
Freeport-McMoRan, Inc.	5,671	216,065
Southern Copper Corp. (Peru)	3,910	256,653
		472,718
Data Processing & Outsourced Services–2.21%
Alliance Data Systems Corp.	2,710	252,707
Automatic Data Processing, Inc.	10,070	2,110,974
Broadridge Financial Solutions, Inc.	6,990	1,212,695
Fidelity National Information Services, Inc.	1,150	171,408
Fiserv, Inc.(b)	2,933	337,618
Jack Henry & Associates, Inc.	2,591	451,067
Mastercard, Inc., Class A	2,195	847,138
Maximus, Inc.	4,693	417,677
Paychex, Inc.	12,417	1,413,303
PayPal Holdings, Inc.(b)	4,693	1,293,062
Visa, Inc., Class A	10,119	2,493,220
Western Union Co. (The)	24,931	578,649
		11,579,518
Distillers & Vintners–0.09%
Constellation Brands, Inc., Class A	2,102	471,563
Distributors–0.12%
Genuine Parts Co.	2,738	347,507
LKQ Corp.(b)	5,573	282,830
		630,337
Diversified Banks–0.97%
Bank of America Corp.	30,992	1,188,853
Citigroup, Inc.	10,314	697,433
JPMorgan Chase & Co.	13,687	2,077,413
U.S. Bancorp	9,679	537,571
Wells Fargo & Co.	13,101	601,860
		5,103,130
Shares		Value
Diversified Chemicals–0.08%
Eastman Chemical Co.	3,520	$396,774
Electric Utilities–1.19%
American Electric Power Co., Inc.	13,785	1,214,734
Duke Energy Corp.	15,056	1,582,536
Edison International	4,595	250,428
Exelon Corp.	12,123	567,356
NextEra Energy, Inc.	9,777	761,628
PPL Corp.	9,777	277,374
Southern Co. (The)	17,794	1,136,503
Xcel Energy, Inc.	6,257	427,040
		6,217,599
Electrical Components & Equipment–0.17%
Eaton Corp. PLC	3,031	479,050
Regal Beloit Corp.	2,835	417,397
		896,447
Electronic Equipment & Instruments–0.20%
Keysight Technologies, Inc.(b)	3,715	611,303
Vontier Corp.	13,800	446,430
		1,057,733
Environmental & Facilities Services–0.18%
Republic Services, Inc.	7,822	925,812
Fertilizers & Agricultural Chemicals–0.07%
Corteva, Inc.	8,311	355,545
Financial Exchanges & Data–0.10%
CME Group, Inc., Class A	2,513	533,083
Food Retail–0.58%
Casey’s General Stores, Inc.	3,910	773,046
Kroger Co. (The)	55,532	2,260,152
		3,033,198
Forest Products–0.07%
Louisiana-Pacific Corp.	7,027	389,577
Gas Utilities–0.20%
Atmos Energy Corp.	8,017	790,396
ONE Gas, Inc.	3,227	238,088
		1,028,484
General Merchandise Stores–0.50%
Target Corp.	10,070	2,628,774
Gold–0.23%
Newmont Corp.	19,162	1,203,757
Health Care Distributors–0.37%
AmerisourceBergen Corp.	2,835	346,352
Cardinal Health, Inc.	10,755	638,632
McKesson Corp.	4,595	936,599
		1,921,583
Health Care Equipment–1.43%
Abbott Laboratories	17,501	2,117,271
Baxter International, Inc.	2,600	201,110
Becton, Dickinson and Co.	5,671	1,450,358
Danaher Corp.	6,501	1,933,983
Hologic, Inc.(b)	8,115	608,950
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Health Care Equipment–(continued)
IDEXX Laboratories, Inc.(b)	782	$530,610
Medtronic PLC	5,016	658,651
		7,500,933
Health Care Facilities–0.22%
HCA Healthcare, Inc.	3,715	922,063
Universal Health Services, Inc., Class B	1,515	243,021
		1,165,084
Health Care Services–0.45%
Chemed Corp.	587	279,423
Cigna Corp.	2,102	482,388
CVS Health Corp.	7,039	579,732
DaVita, Inc.(b)	1,400	168,350
Laboratory Corp. of America Holdings(b)	1,906	564,462
Quest Diagnostics, Inc.	2,151	305,012
		2,379,367
Health Care Supplies–0.04%
West Pharmaceutical Services, Inc.	520	214,100
Health Care Technology–0.16%
Cerner Corp.	10,559	848,838
Home Furnishings–0.05%
Mohawk Industries, Inc.(b)	1,337	260,581
Home Improvement Retail–0.34%
Home Depot, Inc. (The)	2,359	774,200
Lowe’s Cos., Inc.	5,220	1,005,842
		1,780,042
Homebuilding–0.11%
Lennar Corp., Class A	3,715	390,632
PulteGroup, Inc.	3,200	175,584
		566,216
Homefurnishing Retail–0.03%
Williams-Sonoma, Inc.	950	144,115
Hotels, Resorts & Cruise Lines–0.05%
Marriott International, Inc., Class A(b)	1,760	256,925
Household Products–1.12%
Clorox Co. (The)	5,280	955,099
Colgate-Palmolive Co.	14,470	1,150,365
Kimberly-Clark Corp.	1,359	184,444
Procter & Gamble Co. (The)	19,945	2,836,777
Reynolds Consumer Products, Inc.	4,800	136,560
Spectrum Brands Holdings, Inc.	6,948	606,908
		5,870,153
Human Resource & Employment Services–0.09%
ManpowerGroup, Inc.	3,910	463,648
Hypermarkets & Super Centers–0.79%
Costco Wholesale Corp.	4,139	1,778,611
Walmart, Inc.	16,718	2,383,151
		4,161,762
Independent Power Producers & Energy Traders–0.05%
AES Corp. (The)	11,928	282,694
Shares		Value
Industrial Conglomerates–0.18%
3M Co.	2,542	$503,164
General Electric Co.	16,816	217,767
Honeywell International, Inc.	1,000	233,790
		954,721
Industrial Machinery–0.07%
Illinois Tool Works, Inc.	1,515	343,405
Industrial REITs–0.28%
Duke Realty Corp.	12,514	636,712
EastGroup Properties, Inc.	1,955	344,510
Prologis, Inc.	3,639	465,938
		1,447,160
Insurance Brokers–0.09%
Aon PLC, Class A	1,760	457,653
Integrated Oil & Gas–0.29%
Chevron Corp.	8,604	875,973
Exxon Mobil Corp.	11,634	669,770
		1,545,743
Integrated Telecommunication Services–0.69%
AT&T, Inc.	62,474	1,752,396
Verizon Communications, Inc.	33,632	1,875,993
		3,628,389
Interactive Home Entertainment–0.79%
Activision Blizzard, Inc.	17,109	1,430,655
Electronic Arts, Inc.	11,439	1,646,758
Take-Two Interactive Software, Inc.(b)	6,121	1,061,504
		4,138,917
Interactive Media & Services–2.63%
Alphabet, Inc., Class A(b)	2,423	6,528,846
Alphabet, Inc., Class C(b)	1,264	3,418,387
Facebook, Inc., Class A(b)	10,774	3,838,776
		13,786,009
Internet & Direct Marketing Retail–1.27%
Amazon.com, Inc.(b)	1,697	5,646,920
eBay, Inc.	7,528	513,485
Etsy, Inc.(b)	1,250	229,387
Qurate Retail, Inc., Class A	22,682	269,009
		6,658,801
Internet Services & Infrastructure–0.27%
Akamai Technologies, Inc.(b)	3,910	468,887
VeriSign, Inc.(b)	4,399	951,812
		1,420,699
Investment Banking & Brokerage–0.43%
Charles Schwab Corp. (The)	6,746	458,391
Goldman Sachs Group, Inc. (The)	2,346	879,469
Morgan Stanley	9,777	938,396
		2,276,256
IT Consulting & Other Services–1.18%
Accenture PLC, Class A	9,972	3,167,905
Amdocs Ltd.	12,123	934,804
Cognizant Technology Solutions Corp., Class A	13,981	1,028,023
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
IT Consulting & Other Services–(continued)
Gartner, Inc.(b)	1,417	$375,122
International Business Machines Corp.	4,986	702,827
		6,208,681
Life & Health Insurance–0.17%
Aflac, Inc.	5,769	317,295
MetLife, Inc.	2,800	161,560
Principal Financial Group, Inc.	6,746	419,129
		897,984
Life Sciences Tools & Services–0.64%
Agilent Technologies, Inc.	4,693	719,108
Mettler-Toledo International, Inc.(b)	264	389,060
PerkinElmer, Inc.	2,249	409,835
Thermo Fisher Scientific, Inc.	2,170	1,171,822
Waters Corp.(b)	1,663	648,254
		3,338,079
Managed Health Care–0.54%
Anthem, Inc.	1,583	607,888
Humana, Inc.	420	178,861
Molina Healthcare, Inc.(b)	1,319	360,100
UnitedHealth Group, Inc.	4,028	1,660,422
		2,807,271
Marine–0.00%
HGIM Corp.	731	3,412
Movies & Entertainment–0.57%
Liberty Media Corp.-Liberty Formula One, Class C(b)	3,759	176,410
Netflix, Inc.(b)	2,570	1,330,155
Walt Disney Co. (The)(b)	6,452	1,135,681
World Wrestling Entertainment, Inc., Class A(d)	6,550	323,439
		2,965,685
Multi-Sector Holdings–0.67%
Berkshire Hathaway, Inc., Class B(b)	12,581	3,501,166
Multi-Utilities–0.89%
Ameren Corp.	5,377	451,238
CMS Energy Corp.	6,062	374,571
Consolidated Edison, Inc.	15,056	1,110,681
Dominion Energy, Inc.	16,034	1,200,465
DTE Energy Co.	2,249	263,853
MDU Resources Group, Inc.	7,724	245,005
Public Service Enterprise Group, Inc.	4,595	285,947
Sempra Energy	2,151	281,028
WEC Energy Group, Inc.	4,791	451,025
		4,663,813
Oil & Gas Drilling–0.00%
Vantage Drilling International(b)	73	226
Oil & Gas Equipment & Services–0.10%
Halliburton Co.	16,523	341,696
TechnipFMC PLC (United Kingdom)(b)	28,184	203,488
		545,184
Oil & Gas Exploration & Production–0.12%
ConocoPhillips	3,600	201,816
Shares		Value
Oil & Gas Exploration & Production–(continued)
EOG Resources, Inc.	5,573	$406,049
Sabine Oil & Gas Holdings, Inc.(b)(c)	115	156
		608,021
Oil & Gas Refining & Marketing–0.03%
World Fuel Services Corp.	5,200	179,192
Oil & Gas Storage & Transportation–0.13%
Kinder Morgan, Inc.	21,704	377,215
Southcross Energy Partners L.P.	17,192	1,530
Williams Cos., Inc. (The)	12,612	315,931
		694,676
Other Diversified Financial Services–0.03%
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(c)	809	155,733
Packaged Foods & Meats–1.36%
Campbell Soup Co.	21,998	961,753
Conagra Brands, Inc.	8,213	275,053
Flowers Foods, Inc.	11,928	281,024
General Mills, Inc.	10,168	598,488
Hain Celestial Group, Inc. (The)(b)	7,822	312,176
Hershey Co. (The)	4,129	738,595
JM Smucker Co. (The)	2,542	333,282
Kellogg Co.	5,182	328,332
Kraft Heinz Co. (The)	18,283	703,347
Mondelez International, Inc., Class A	18,088	1,144,247
Sanderson Farms, Inc.	3,734	697,661
Tyson Foods, Inc., Class A	10,164	726,319
		7,100,277
Paper Packaging–0.05%
International Paper Co.	4,986	287,991
Personal Products–0.05%
Nu Skin Enterprises, Inc., Class A	5,084	272,960
Pharmaceuticals–2.36%
Bristol-Myers Squibb Co.	13,647	926,222
Eli Lilly and Co.	8,374	2,039,069
Johnson & Johnson	21,509	3,703,850
Merck & Co., Inc.	29,233	2,247,141
Pfizer, Inc.	59,052	2,528,016
Zoetis, Inc.	4,671	946,811
		12,391,109
Property & Casualty Insurance–0.49%
Allstate Corp. (The)	4,986	648,429
Chubb Ltd.	2,200	371,228
Old Republic International Corp.	27,517	678,569
Progressive Corp. (The)	9,074	863,482
		2,561,708
Publishing–0.28%
John Wiley & Sons, Inc., Class A	4,986	293,077
New York Times Co. (The), Class A	20,140	881,729
News Corp., Class A	11,732	288,959
		1,463,765
Railroads–0.33%
CSX Corp.	10,266	331,797
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Shares		Value
Railroads–(continued)
Norfolk Southern Corp.	600	$154,698
Union Pacific Corp.	5,769	1,262,027
		1,748,522
Real Estate Services–0.06%
CBRE Group, Inc., Class A(b)	3,129	301,823
Regional Banks–0.39%
Citizens Financial Group, Inc.	7,137	300,896
Fifth Third Bancorp	11,439	415,121
PNC Financial Services Group, Inc. (The)	1,273	232,208
Regions Financial Corp.	17,109	329,348
SVB Financial Group(b)	320	175,987
Synovus Financial Corp.	6,941	283,887
Umpqua Holdings Corp.	15,839	298,882
		2,036,329
Research & Consulting Services–0.23%
Booz Allen Hamilton Holding Corp.	10,168	872,516
IHS Markit Ltd.	2,716	317,338
		1,189,854
Residential REITs–0.09%
Mid-America Apartment Communities, Inc.	2,346	453,013
Restaurants–0.92%
Chipotle Mexican Grill, Inc.(b)	201	374,552
Domino’s Pizza, Inc.	2,757	1,448,776
McDonald’s Corp.	8,213	1,993,377
Starbucks Corp.	3,031	368,054
Yum! Brands, Inc.	4,693	616,613
		4,801,372
Semiconductor Equipment–0.34%
Applied Materials, Inc.	7,235	1,012,394
KLA Corp.	1,329	462,705
Lam Research Corp.	489	311,693
		1,786,792
Semiconductors–1.57%
Broadcom, Inc.	2,816	1,366,886
Intel Corp.	20,630	1,108,244
Microchip Technology, Inc.	2,444	349,785
Micron Technology, Inc.(b)	2,933	227,542
NVIDIA Corp.	5,176	1,009,268
NXP Semiconductors N.V. (China)	1,515	312,681
Qorvo, Inc.(b)	2,053	389,228
QUALCOMM, Inc.	5,671	849,516
Skyworks Solutions, Inc.	1,564	288,574
Texas Instruments, Inc.	12,172	2,320,227
		8,221,951
Soft Drinks–0.66%
Coca-Cola Co. (The)	18,771	1,070,510
Keurig Dr Pepper, Inc.	13,493	475,089
PepsiCo, Inc.	12,221	1,918,086
		3,463,685
Specialized Consumer Services–0.26%
H&R Block, Inc.	11,732	288,021
Service Corp. International	10,070	629,274
Shares		Value
Specialized Consumer Services–(continued)
Terminix Global Holdings, Inc.(b)	8,799	$461,947
		1,379,242
Specialized REITs–0.78%
Crown Castle International Corp.	2,542	490,835
Extra Space Storage, Inc.	9,386	1,634,478
Public Storage	5,524	1,726,139
Weyerhaeuser Co.	7,208	243,126
		4,094,578
Specialty Chemicals–0.39%
Celanese Corp.	1,466	228,359
DuPont de Nemours, Inc.	6,550	491,577
Sherwin-Williams Co. (The)	4,497	1,308,762
		2,028,698
Systems Software–3.19%
Dolby Laboratories, Inc., Class A	10,314	1,001,489
Fortinet, Inc.(b)	1,319	359,084
Microsoft Corp.	39,792	11,337,139
Oracle Corp.	32,459	2,828,477
Palo Alto Networks, Inc.(b)	743	296,494
ServiceNow, Inc.(b)	257	151,088
Teradata Corp.(b)	14,704	730,201
		16,703,972
Technology Distributors–0.12%
Arrow Electronics, Inc.(b)	5,084	602,810
Technology Hardware, Storage & Peripherals–2.02%
Apple, Inc.	68,605	10,006,725
HP, Inc.	19,162	553,207
		10,559,932
Textiles–0.00%
Sunguard Availability Services Capital, Inc.	225	218
Thrifts & Mortgage Finance–0.04%
New York Community Bancorp, Inc.	19,945	234,952
Tobacco–0.38%
Altria Group, Inc.	16,425	789,057
Philip Morris International, Inc.	11,928	1,193,874
		1,982,931
Trading Companies & Distributors–0.10%
United Rentals, Inc.(b)	1,115	367,448
Watsco, Inc.	600	169,464
		536,912
Trucking–0.56%
Knight-Swift Transportation Holdings, Inc.	16,327	811,289
Landstar System, Inc.	4,595	721,415
Old Dominion Freight Line, Inc.	750	201,863
Ryder System, Inc.	4,595	349,909
Werner Enterprises, Inc.	18,088	826,802
		2,911,278
Total Common Stocks & Other Equity Interests (Cost $199,737,575)		269,178,681
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
U.S. Treasury Securities–13.61%
U.S. Treasury Bills–0.06%
0.02% - 0.04%, 11/18/2021(e)(f)	$336,000	$335,954
U.S. Treasury Notes–13.55%
0.13%, 05/31/2022	33,623,000	33,637,525
0.13%, 12/15/2023	29,000,000	28,925,235
0.38%, 12/31/2025	8,500,000	8,412,012
		70,974,772
Total U.S. Treasury Securities (Cost $71,396,033)		71,310,726
U.S. Dollar Denominated Bonds & Notes–7.64%
Aerospace & Defense–0.09%
Boeing Co. (The), 4.51%, 05/01/2023	150,000	159,434
General Dynamics Corp., 3.25%, 04/01/2025	300,000	325,948
		485,382
Agricultural & Farm Machinery–0.06%
Deere & Co., 2.75%, 04/15/2025	310,000	332,472
Air Freight & Logistics–0.05%
United Parcel Service, Inc., 2.45%, 10/01/2022	232,000	238,003
Airlines–0.21%
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/2024	800,000	848,114
Southwest Airlines Co., 4.75%, 05/04/2023	253,000	271,171
		1,119,285
Application Software–0.06%
Adobe, Inc., 3.25%, 02/01/2025	300,000	325,128
Asset Management & Custody Banks–0.26%
FS KKR Capital Corp., 4.63%, 07/15/2024	442,000	476,453
Golub Capital BDC, Inc., 3.38%, 04/15/2024(d)	312,000	327,900
Main Street Capital Corp., 5.20%, 05/01/2024	280,000	305,058
Owl Rock Capital Corp., 5.25%, 04/15/2024	223,000	244,077
		1,353,488
Automobile Manufacturers–0.25%
American Honda Finance Corp., 2.05%, 01/10/2023	252,000	258,747
General Motors Financial Co., Inc.,
3.15%, 06/30/2022	66,000	67,477
3.55%, 07/08/2022	67,000	68,926
3.25%, 01/05/2023	55,000	57,034
Toyota Motor Credit Corp.,
0.45%, 07/22/2022	142,000	142,359
2.15%, 09/08/2022	168,000	171,640
0.35%, 10/14/2022	211,000	211,462
2.63%, 01/10/2023	170,000	175,662
2.70%, 01/11/2023	155,000	160,465
		1,313,772
	Principal Amount	Value
Biotechnology–0.30%
AbbVie, Inc.,
3.25%, 10/01/2022	$200,000	$205,406
2.90%, 11/06/2022	475,000	489,986
3.20%, 11/06/2022	148,000	152,630
2.30%, 11/21/2022	475,000	487,119
Biogen, Inc., 3.63%, 09/15/2022	216,000	223,894
		1,559,035
Cable & Satellite–0.04%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	142,000	146,586
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	60,000	67,490
		214,076
Communications Equipment–0.01%
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	56,000	57,648
Construction Machinery & Heavy Trucks–0.03%
Caterpillar Financial Services Corp., 1.90%, 09/06/2022	166,000	169,209
Consumer Finance–0.17%
American Express Co.,
2.50%, 08/01/2022	339,000	346,083
2.65%, 12/02/2022	232,000	239,546
Capital One Bank USA N.A., 3.38%, 02/15/2023	250,000	261,117
Synchrony Financial, 2.85%, 07/25/2022	24,000	24,530
		871,276
Distillers & Vintners–0.18%
Constellation Brands, Inc., 2.65%, 11/07/2022	140,000	144,042
Diageo Capital PLC (United Kingdom),
2.63%, 04/29/2023(d)	379,000	391,966
3.50%, 09/18/2023	404,000	430,176
		966,184
Diversified Banks–1.75%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	200,000	211,253
Bank of Montreal (Canada), 2.35%, 09/11/2022	172,000	176,158
Barclays PLC (United Kingdom),
4.61%, 02/15/2023(g)	337,000	344,517
4.38%, 09/11/2024	494,000	538,969
BNP Paribas S.A. (France), 3.25%, 03/03/2023	166,000	173,930
Citigroup, Inc., 2.70%, 10/27/2022	322,000	330,934
HSBC Holdings PLC (United Kingdom),
3.26%, 03/13/2023(g)	408,000	415,306
3.60%, 05/25/2023	322,000	340,610
JPMorgan Chase & Co., 3.38%, 05/01/2023	338,000	354,922
Lloyds Banking Group PLC (United Kingdom), 3.90%, 03/12/2024	978,000	1,058,320
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Diversified Banks–(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan),
2.62%, 07/18/2022	$373,000	$381,546
2.67%, 07/25/2022	330,000	337,886
3.46%, 03/02/2023	241,000	252,783
Natwest Group PLC (United Kingdom),
6.13%, 12/15/2022	60,000	64,340
6.10%, 06/10/2023	18,000	19,702
6.00%, 12/19/2023	81,000	90,639
5.13%, 05/28/2024	854,000	948,932
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.78%, 07/12/2022	332,000	339,928
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	422,000	448,579
U.S. Bank N.A., 3.40%, 07/24/2023	250,000	264,908
Wells Fargo & Co.,
2.63%, 07/22/2022	500,000	511,980
Series M, 3.45%, 02/13/2023	88,000	92,175
Wells Fargo Bank N.A., 3.55%, 08/14/2023(d)	461,000	490,386
Westpac Banking Corp. (Australia),
3.65%, 05/15/2023	27,000	28,620
3.30%, 02/26/2024	902,000	968,117
		9,185,440
Diversified Capital Markets–0.12%
Deutsche Bank AG (Germany),
3.70%, 05/30/2024	298,000	319,397
3.70%, 05/30/2024	303,000	324,964
		644,361
Electric Utilities–0.14%
Duke Energy Corp.,
2.40%, 08/15/2022	108,000	110,186
3.05%, 08/15/2022	108,000	110,309
Edison International,
2.40%, 09/15/2022	32,000	32,516
2.95%, 03/15/2023	72,000	74,296
Entergy Corp., 4.00%, 07/15/2022	117,000	120,346
ITC Holdings Corp., 2.70%, 11/15/2022	94,000	96,595
NextEra Energy Capital Holdings, Inc., 1.95%, 09/01/2022	99,000	100,763
Pacific Gas and Electric Co., 1.75%, 06/16/2022	112,000	111,868
		756,879
Electronic Manufacturing Services–0.01%
Jabil, Inc., 4.70%, 09/15/2022	38,000	39,774
Fertilizers & Agricultural Chemicals–0.01%
Mosaic Co. (The), 3.25%, 11/15/2022	40,000	41,366
Financial Exchanges & Data–0.02%
Moody’s Corp., 4.50%, 09/01/2022	119,000	123,066
Gas Utilities–0.01%
National Fuel Gas Co., 3.75%, 03/01/2023	40,000	41,650
	Principal Amount	Value
Health Care Facilities–0.20%
CommonSpirit Health, 2.95%, 11/01/2022	$121,000	$124,597
HCA, Inc.,
4.75%, 05/01/2023	68,000	72,789
5.00%, 03/15/2024	755,000	835,562
		1,032,948
Health Care Services–0.05%
CVS Health Corp., 2.75%, 12/01/2022	239,000	245,447
Home Furnishings–0.03%
Mohawk Industries, Inc., 3.85%, 02/01/2023	128,000	133,450
Homebuilding–0.04%
Lennar Corp., 4.75%, 11/15/2022	39,000	40,658
NVR, Inc., 3.95%, 09/15/2022	140,000	144,459
		185,117
Hotels, Resorts & Cruise Lines–0.01%
Expedia Group, Inc., 3.60%, 12/15/2023	70,000	74,408
Hypermarkets & Super Centers–0.13%
Walmart, Inc.,
2.35%, 12/15/2022	234,000	240,624
2.55%, 04/11/2023	439,000	454,393
		695,017
Independent Power Producers & Energy Traders–0.16%
Enel Generacion Chile S.A. (Chile), 4.25%, 04/15/2024	770,000	825,122
Industrial Conglomerates–0.19%
General Electric Co.,
3.15%, 09/07/2022	246,000	253,802
3.10%, 01/09/2023	266,000	276,318
Honeywell International, Inc., 0.48%, 08/19/2022	445,000	445,066
		975,186
Integrated Oil & Gas–0.39%
BP Capital Markets PLC (United Kingdom),
2.75%, 05/10/2023(d)	499,000	520,287
3.51%, 03/17/2025	300,000	328,089
Exxon Mobil Corp., 1.57%, 04/15/2023	966,000	986,951
Shell International Finance B.V. (Netherlands), 2.38%, 08/21/2022	182,000	186,121
		2,021,448
Integrated Telecommunication Services–0.13%
AT&T, Inc., 3.00%, 06/30/2022	435,000	443,813
British Telecommunications PLC (United Kingdom), 4.50%, 12/04/2023	200,000	217,367
		661,180
Interactive Media & Services–0.16%
Weibo Corp. (China), 3.50%, 07/05/2024	785,000	822,001
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount	Value
Internet & Direct Marketing Retail–0.10%
Alibaba Group Holding Ltd. (China), 2.80%, 06/06/2023	$347,000	$360,089
eBay, Inc., 2.75%, 01/30/2023	157,000	162,275
		522,364
Investment Banking & Brokerage–0.50%
BGC Partners, Inc., 5.38%, 07/24/2023	53,000	57,293
Goldman Sachs Group, Inc. (The),
3.63%, 01/22/2023	382,000	400,610
3.20%, 02/23/2023	295,000	307,161
2.91%, 06/05/2023(g)	290,000	296,126
2.91%, 07/24/2023(g)	379,000	387,951
Morgan Stanley,
4.88%, 11/01/2022	285,000	300,686
3.13%, 01/23/2023	425,000	442,184
3.75%, 02/25/2023	425,000	447,330
		2,639,341
Managed Health Care–0.07%
Anthem, Inc., 3.30%, 01/15/2023	178,000	185,466
Humana, Inc., 3.15%, 12/01/2022	177,000	182,311
		367,777
Movies & Entertainment–0.08%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	148,000	155,141
TWDC Enterprises 18 Corp., 2.35%, 12/01/2022	244,000	250,668
		405,809
Multi-line Insurance–0.06%
XLIT Ltd. (Bermuda), 4.45%, 03/31/2025	290,000	326,686
Multi-Utilities–0.10%
DTE Energy Co.,
2.25%, 11/01/2022	94,000	96,161
Series H, 0.55%, 11/01/2022	134,000	134,437
Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	125,000	128,542
Sempra Energy, 2.90%, 02/01/2023	155,000	160,340
		519,480
Oil & Gas Equipment & Services–0.06%
Baker Hughes, a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/2022	289,000	298,215
Oil & Gas Storage & Transportation–0.17%
Enable Midstream Partners L.P., 3.90%, 05/15/2024	381,000	407,198
Energy Transfer L.P.,
3.60%, 02/01/2023	50,000	51,794
4.25%, 03/15/2023	59,000	61,798
4.20%, 09/15/2023	52,000	55,527
Energy Transfer L.P./Regency Energy Finance Corp.,
5.00%, 10/01/2022	43,000	44,683
4.50%, 11/01/2023	54,000	57,875
ONEOK Partners L.P., 3.38%, 10/01/2022	175,000	179,581
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Plains All American Pipeline L.P./PAA Finance Corp., 2.85%, 01/31/2023	$36,000	$36,949
		895,405
Pharmaceuticals–0.23%
Bristol-Myers Squibb Co.,
2.00%, 08/01/2022	156,000	158,835
3.25%, 08/15/2022	175,000	180,423
3.55%, 08/15/2022	181,000	187,121
Johnson & Johnson, 2.05%, 03/01/2023	120,000	122,922
Mylan, Inc., 4.20%, 11/29/2023	53,000	56,866
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	435,000	467,550
Viatris, Inc., 1.13%, 06/22/2022(h)	55,000	55,333
		1,229,050
Property & Casualty Insurance–0.02%
Fidelity National Financial, Inc., 5.50%, 09/01/2022	123,000	129,699
Railroads–0.03%
Norfolk Southern Corp., 2.90%, 02/15/2023	127,000	130,752
Regional Banks–0.08%
First Horizon Corp., 3.55%, 05/26/2023	88,000	92,453
People’s United Financial, Inc., 3.65%, 12/06/2022	128,000	132,440
Santander Holdings USA, Inc., 3.40%, 01/18/2023	206,000	214,340
		439,233
Semiconductors–0.13%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/2023	62,000	64,010
Intel Corp., 2.70%, 12/15/2022	303,000	313,321
QUALCOMM, Inc., 2.60%, 01/30/2023	316,000	326,553
		703,884
Soft Drinks–0.03%
PepsiCo, Inc., 3.10%, 07/17/2022	149,000	152,534
Specialized REITs–0.13%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	239,000	252,717
GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 11/01/2023	50,000	54,692
3.35%, 09/01/2024	327,000	346,722
		654,131
Systems Software–0.12%
Oracle Corp., 2.50%, 10/15/2022	548,000	562,223
VMware, Inc., 2.95%, 08/21/2022	78,000	79,901
		642,124
Technology Hardware, Storage & Peripherals–0.10%
Apple, Inc., 2.10%, 09/12/2022	234,000	238,668
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Technology Hardware, Storage & Peripherals–(continued)
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022		$257,000	$267,370
			506,038
Tobacco–0.12%
B.A.T. Capital Corp. (United Kingdom), 2.76%, 08/15/2022		122,000	124,724
Philip Morris International, Inc.,
2.38%, 08/17/2022		154,000	157,244
2.50%, 08/22/2022		156,000	159,788
2.50%, 11/02/2022		161,000	165,199
			606,955
Trading Companies & Distributors–0.01%
Aircastle Ltd., 4.40%, 09/25/2023		63,000	67,423
Water Utilities–0.15%
American Water Capital Corp., 3.85%, 03/01/2024		740,000	796,083
Wireless Telecommunication Services–0.09%
America Movil S.A.B. de C.V. (Mexico), 3.13%, 07/16/2022		348,000	356,768
Vodafone Group PLC (United Kingdom), 2.50%, 09/26/2022		121,000	124,044
			480,812
Total U.S. Dollar Denominated Bonds & Notes (Cost $39,893,818)			40,022,613
Non-U.S. Dollar Denominated Bonds & Notes–3.35%(i)
Aerospace & Defense–0.19%
Airbus Finance B.V. (France), 2.38%, 04/02/2024 (h)	EUR	384,000	484,877
Thales S.A. (France), 0.75%, 01/23/2025 (h)	EUR	400,000	489,261
			974,138
Apparel, Accessories & Luxury Goods–0.02%
EssilorLuxottica S.A. (France), 2.38%, 04/09/2024 (h)	EUR	100,000	126,924
Application Software–0.09%
Dassault Systemes SE (France), 0.01%, 09/16/2022 (h)	EUR	100,000	119,183
SAP SE (Germany), 0.01%, 05/17/2023 (h)	EUR	300,000	358,665
			477,848
Automobile Manufacturers–0.10%
BMW Finance N.V. (Germany),
0.13%, 07/13/2022(h)	EUR	173,000	206,371
0.63%, 10/06/2023(h)	EUR	53,000	64,252
1.00%, 01/21/2025(h)	EUR	41,000	50,817
BMW US Capital LLC (Germany), 0.63%, 04/20/2022 (h)	EUR	76,000	90,875
Mercedes-Benz Finance Co. Ltd. (Germany), 0.01%, 08/21/2022 (h)	EUR	100,000	119,112
			531,427
Brewers–0.06%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024 (h)	EUR	242,000	315,296
	Principal Amount		Value
Broadcasting–0.09%
TDF Infrastructure SASU (France), 2.88%, 10/19/2022 (h)	EUR	400,000	$488,276
Building Products–0.05%
CRH Finland Services OYJ (Ireland), 0.88%, 11/05/2023 (h)	EUR	200,000	243,326
Construction & Engineering–0.05%
Autoroutes du Sud de la France S.A. (France),
2.88%, 01/18/2023(h)	EUR	100,000	124,403
2.95%, 01/17/2024(h)	EUR	100,000	127,392
			251,795
Consumer Finance–0.09%
Santander Consumer Finance S.A. (Spain),
1.13%, 10/09/2023(h)	EUR	100,000	122,452
1.00%, 02/27/2024(h)	EUR	300,000	367,379
			489,831
Diversified Banks–1.13%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024 (h)	EUR	500,000	603,981
Banco Santander S.A. (Spain),
1.38%, 02/09/2022(h)	EUR	100,000	119,771
1.38%, 12/14/2022(h)	EUR	100,000	121,481
Banque Federative du Credit Mutuel S.A. (France), 1.25%, 01/14/2025 (h)	EUR	100,000	124,744
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025 (h)	EUR	300,000	358,866
BPCE S.A. (France),
0.88%, 01/31/2024(h)	EUR	100,000	122,005
0.63%, 09/26/2024(h)	EUR	500,000	607,668
Cooperatieve Rabobank U.A. (Netherlands),
4.75%, 06/06/2022(h)	EUR	255,000	315,959
0.63%, 02/27/2024(h)	EUR	100,000	121,549
Credit Agricole S.A. (France),
1.00%, 09/16/2024(h)	EUR	100,000	123,725
1.38%, 03/13/2025(h)	EUR	300,000	374,808
0.38%, 10/21/2025(h)	EUR	100,000	120,980
de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024 (h)	EUR	200,000	239,949
Euroclear Bank S.A. (Belgium),
0.25%, 09/07/2022(h)	EUR	100,000	119,563
0.50%, 07/10/2023(h)	EUR	100,000	120,696
HSBC Continental Europe S.A. (France), 0.60%, 03/20/2023 (h)	EUR	400,000	482,739
ING Groep N.V. (Netherlands),
1.00%, 09/20/2023(h)	EUR	100,000	122,107
1.13%, 02/14/2025(h)	EUR	100,000	124,066
0.10%, 09/03/2025(g)(h)	EUR	200,000	238,971
KBC Group N.V. (Belgium), 1.13%, 01/25/2024 (h)	EUR	100,000	122,900
Nationale-Nederlanden Bank N.V. (Netherlands), 0.38%, 05/31/2023 (h)	EUR	300,000	360,677
Nordea Bank Abp (Finland),
3.25%, 07/05/2022(h)	EUR	200,000	245,532
1.00%, 02/22/2023(h)	EUR	108,000	131,082
1.13%, 02/12/2025(h)	EUR	100,000	124,916
OP Corporate Bank PLC (Finland), 0.38%, 02/26/2024 (h)	EUR	121,000	146,497
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Principal Amount		Value
Diversified Banks–(continued)
Raiffeisen Bank International AG (Austria), 1.00%, 12/04/2023 (h)	EUR	200,000	$244,349
			5,939,581
Diversified Chemicals–0.07%
BASF SE (Germany),
0.10%, 06/05/2023(h)	EUR	200,000	239,413
2.50%, 01/22/2024(h)	EUR	80,000	101,261
			340,674
Diversified Support Services–0.10%
Adecco International Financial Services B.V. (Switzerland), 1.50%, 11/22/2022 (h)	EUR	229,000	276,829
APRR S.A. (France), 1.50%, 01/15/2024 (h)	EUR	200,000	247,045
			523,874
Electric Utilities–0.04%
Enel Finance International N.V. (Italy), 5.25%, 09/29/2023	EUR	177,000	235,514
Gas Utilities–0.11%
Enagas Financiaciones S.A. (Spain), 2.50%, 04/11/2022 (h)	EUR	100,000	121,012
NorteGas Energia Distribucion S.A. (Spain), 0.92%, 09/28/2022 (h)	EUR	384,000	459,752
			580,764
Hotels, Resorts & Cruise Lines–0.09%
Expedia Group, Inc., 2.50%, 06/03/2022	EUR	373,000	449,517
Integrated Oil & Gas–0.18%
Eni S.p.A. (Italy),
0.75%, 05/17/2022(h)	EUR	120,000	143,678
1.00%, 03/14/2025(h)	EUR	179,000	221,623
OMV AG (Austria),
2.63%, 09/27/2022(h)	EUR	100,000	122,829
0.75%, 12/04/2023(h)	EUR	143,000	173,945
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025 (h)	EUR	222,000	270,019
			932,094
Integrated Telecommunication Services–0.09%
OTE PLC (Greece), 2.38%, 07/18/2022 (h)	EUR	371,000	450,974
Multi-Sector Holdings–0.14%
Criteria Caixa S.A. (Spain), 1.50%, 05/10/2023 (h)	EUR	400,000	488,933
EXOR N.V. (Netherlands), 2.13%, 12/02/2022 (h)	EUR	190,000	231,485
			720,418
Office REITs–0.10%
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025 (h)	EUR	400,000	506,958
Other Diversified Financial Services–0.25%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025 (h)	EUR	200,000	239,175
FCA Bank S.p.A. (Italy), 0.25%, 02/28/2023 (h)	EUR	457,000	545,951
	Principal Amount		Value
Other Diversified Financial Services–(continued)
LeasePlan Corp. N.V. (Netherlands),
0.13%, 09/13/2023	EUR	100,000	$119,546
3.50%, 04/09/2025(h)	EUR	294,000	394,151
			1,298,823
Pharmaceuticals–0.09%
Bayer AG (Germany), 0.38%, 07/06/2024 (h)	EUR	400,000	482,425
Restaurants–0.06%
Sodexo S.A. (France),
1.75%, 01/24/2022(h)	EUR	100,000	119,218
0.75%, 04/27/2025(h)	EUR	170,000	208,765
			327,983
Thrifts & Mortgage Finance–0.07%
Deutsche Pfandbriefbank AG (Germany), 0.75%, 02/07/2023 (h)	EUR	300,000	361,343
Wireless Telecommunication Services–0.09%
Eutelsat S.A. (France), 3.13%, 10/10/2022 (h)	EUR	400,000	492,871
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $18,151,175)			17,542,674
Variable Rate Senior Loan Interests–0.04%(j)(k)
Advertising–0.03%
Checkout Holding Corp.,
Term Loan, 8.50% (3 mo. USD LIBOR + 7.50%), 02/15/2023		$124,759	120,548
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate, 08/15/2023(l)		105,492	58,548
			179,096
Casinos & Gaming–0.00%
Caesars Resort Collection LLC, Term Loan B, 2.84% (3 mo. USD LIBOR + 2.75%), 12/23/2024		4,608	4,562
Movies & Entertainment–0.00%
Deluxe Entertainment Services Group, Inc., First Lien Term Loan, 7.50% (Acquired 10/04/2019-06/30/2021; Cost $9,594), 03/25/2024(c)(m)(n)		10,765	0
Oil & Gas Drilling–0.00%
Lealand Finance Co. B.V., Term Loan, 225.35% (1 mo. USD LIBOR + 1.00%), 06/30/2025		139	64
Oil & Gas Storage & Transportation–0.00%
Southcross Energy Partners LLC, Revolver Loan, 0.00%, 01/31/2025(c)(o)		18,571	18,200
Other Diversified Financial Services–0.01%
CM Acquisition Co., Term Loan, 11.00% (3 mo. USD LIBOR + 10.00%), 07/26/2023		42,428	42,428
Total Variable Rate Senior Loan Interests (Cost $284,959)			244,350
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Shares	Value
Preferred Stocks–0.01%
Oil & Gas Storage & Transportation–0.01%
Southcross Energy Partners L.P., Series A, Pfd.(c)	68,466	$38,683
Southcross Energy Partners L.P., Series B, Pfd.(c)	18,070	27,557
Total Preferred Stocks (Cost $68,449)		66,240
	Principal Amount
Event-Linked Bonds–0.00%
Windstorm–0.00%
Akibare Re Ltd. (Japan), Series 2016-1, Class A, Catastrophe Linked Notes, 0.10%, 04/07/2023 (Cost $482,324)(h)	$482,286	1,640
	Shares
Money Market Funds–7.90%
Invesco Treasury Portfolio,Institutional Class, 0.01%(p)(q) (Cost $41,384,489)	41,384,489	41,384,489
Shares		Value
Options Purchased–0.00%
(Cost $4,129,741)(r)		$1,187
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-83.92% (Cost $375,528,563)		439,752,600
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.40%
Invesco Private Government Fund, 0.02%(p)(q)(s)	627,314	627,314
Invesco Private Prime Fund, 0.12%(p)(q)(s)	1,463,148	1,463,733
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,091,047)		2,091,047
TOTAL INVESTMENTS IN SECURITIES–84.32% (Cost $377,619,610)		441,843,647
OTHER ASSETS LESS LIABILITIES—15.68%		82,160,211
NET ASSETS–100.00%		$524,003,858
Investment Abbreviations:
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2021.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $16,795,070, which represented 3.21% of the Fund’s Net Assets.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(k)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(l)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(m)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(n)	Restricted security. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(o)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Treasury Portfolio, Institutional Class	$120,924,059	$307,886,387	$(387,425,957)	$-	$-	$41,384,489	$5,151
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$1,439,098	$(811,784)	$-	$-	$627,314	$7*
Invesco Private Prime Fund	-	3,355,482	(1,891,749)	-	-	1,463,733	93*
Total	$120,924,059	$312,680,967	$(390,129,490)	$-	$-	$43,475,536	$5,251

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(r)	The table below details options purchased.
(s)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swaption	Put	Morgan Stanley and Co. International PLC	3.18%	Pay	3 Month USD LIBOR	Quarterly	09/27/2021	USD	4,100,000	$17
10 Year Interest Rate Swaption	Put	Morgan Stanley and Co. International PLC	3.25	Pay	3 Month USD LIBOR	Quarterly	10/12/2021	USD	100,250,000	1,170
Total Interest Rate Swaptions Purchased										$1,187

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Gold 100 oz.	1	December-2021	$181,720	$957	$957
LME Copper	1	December-2021	243,469	(10,484)	(10,484)
LME Zinc	14	August-2021	911,050	60,244	60,244
Silver	5	September-2021	638,675	(12,811)	(12,811)
Subtotal				37,906	37,906
Equity Risk
E-Mini Russell 2000 Index	50	September-2021	5,554,000	(227,557)	(227,557)
EURO STOXX 50 Index	135	September-2021	6,546,674	(44,144)	(44,144)
FTSE 100 Index	66	September-2021	6,391,071	(102,748)	(102,748)
MSCI Emerging Market Index	70	September-2021	4,471,950	(326,785)	(326,785)
Tokyo Stock Price Index	51	September-2021	8,856,023	(216,781)	(216,781)
Subtotal				(918,015)	(918,015)
Interest Rate Risk
Australia 10 Year Bonds	257	September-2021	27,421,919	843,850	843,850
Canada 10 Year Bonds	192	September-2021	22,778,070	492,819	492,819
Japan 10 Year Bonds	7	September-2021	9,717,880	34,432	34,432
Long Gilt	123	September-2021	22,190,210	415,388	415,388
U.S. Treasury 5 Year Notes	322	September-2021	40,071,391	210,355	210,355
U.S. Treasury Long Bonds	59	September-2021	9,718,406	453,114	453,114
Subtotal				2,449,958	2,449,958
Subtotal—Long Futures Contracts				1,569,849	1,569,849
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cotton No. 2	1	December-2021	$(44,695)	$(1,850)	$(1,850)
LME Copper	1	December-2021	(243,469)	(9,772)	(9,772)
LME Zinc	14	August-2021	(911,050)	(34,343)	(34,343)
Low Sulphur Gas Oil	4	December-2021	(243,300)	(1,735)	(1,735)
Subtotal				(47,700)	(47,700)
Equity Risk
E-Mini S&P 500 Index	728	September-2021	(159,777,800)	(5,847,136)	(5,847,136)
Interest Rate Risk
Euro-Bobl	32	September-2021	(5,138,264)	(49,022)	(49,022)
Euro-Schatz	55	September-2021	(7,330,458)	(13,142)	(13,142)
U.S. Treasury 2 Year Notes	29	September-2021	(6,399,031)	(859)	(859)
Subtotal				(63,023)	(63,023)
Subtotal—Short Futures Contracts				(5,957,859)	(5,957,859)
Total Futures Contracts				$(4,388,010)	$(4,388,010)

(a)	Futures contracts collateralized by $32,568,142 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2021	Morgan Stanley and Co. International PLC	EUR	15,350,000	USD	18,686,820	$472,973
Currency Risk
08/17/2021	Morgan Stanley and Co. International PLC	USD	565,331	EUR	462,325	(16,750)
Total Forward Foreign Currency Contracts						$456,223

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
CDX North America High Yield Index, Series 36 Version 1	Sell	5.00%	Quarterly	06/20/2026	2.920%	USD	10,500,000	$910,486	$963,354	$52,868

(a)	Centrally cleared credit default swap agreements are collateralized by cash held with Counterparties in the amount of $3,952,402.
(b)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	CIBC LME Copper Standard Roll Excess Return Index	0.06%	Monthly	1,470	April—2022	$776,911	$—	$(26,142)	$(26,142)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Heating Oil type A Excess Return Index	0.06	Monthly	2,800	February—2022	228,328	—	(4,572)	(4,572)
Total — Total Return Swap Agreements								$—	$(30,714)	$(30,714)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
CIBC LME Copper Standard Roll Excess Return Index
	Long Futures Contracts
	Copper	100%
Macquarie Single Commodity Heating Oil type A Excess Return Index
	Long Futures Contracts
	Heating Oil	100%

Abbreviations:
EUR	—Euro
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Fundamental Alternatives Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$268,899,266	$100,978	$178,437	$269,178,681
U.S. Treasury Securities	—	71,310,726	—	71,310,726
U.S. Dollar Denominated Bonds & Notes	—	40,022,613	—	40,022,613
Non-U.S. Dollar Denominated Bonds & Notes	—	17,542,674	—	17,542,674
Variable Rate Senior Loan Interests	—	226,150	18,200	244,350
Preferred Stocks	—	—	66,240	66,240
Event-Linked Bonds	—	1,640	—	1,640
Money Market Funds	41,384,489	2,091,047	—	43,475,536
Options Purchased	—	1,187	—	1,187
Total Investments in Securities	310,283,755	131,297,015	262,877	441,843,647
Other Investments - Assets*
Futures Contracts	2,511,159	—	—	2,511,159
Forward Foreign Currency Contracts	—	472,973	—	472,973
Swap Agreements	—	52,868	—	52,868
	2,511,159	525,841	—	3,037,000
Other Investments - Liabilities*
Futures Contracts	(6,899,169)	—	—	(6,899,169)
Forward Foreign Currency Contracts	—	(16,750)	—	(16,750)
Swap Agreements	—	(30,714)	—	(30,714)
	(6,899,169)	(47,464)	—	(6,946,633)
Total Other Investments	(4,388,010)	478,377	—	(3,909,633)
Total Investments	$305,895,745	$131,775,392	$262,877	$437,934,014

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Fundamental Alternatives Fund